Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax (recovery) and expense	$ (822)	$ (2,921)	$ (1,359)	$ (2,782)
Change in fair value of cash flow hedge, tax (recovery) and expense	(12,969)	(2,302)	(10,283)	(7,389)
Change in unrealized pension and other post-employment expense, tax expense and (recovery)	$ (196)	$ (22)	$ (335)	$ (9)